UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-22169

Dreyfus Institutional Reserves Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	03/31/2011

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Institutional Reserves Money Fund
March 31, 2011 (Unaudited)

Negotiable Bank Certificates of Deposit--37.5%	Principal Amount ($)		Value ($)
Barclays Bank
0.65% - 0.66%, 4/4/11 - 4/15/11	290,000,000	a	290,000,000
BNP Paribas (Yankee)
0.55%, 8/17/11	115,000,000		115,000,000
Citibank N.A. (Yankee)
0.26%, 5/24/11	200,000,000		200,000,000
Credit Agricole CIB (Yankee)
0.35%, 4/14/11	250,000,000		250,000,000
Credit Industriel et Commercial (Yankee)
0.44%, 4/20/11	285,000,000		285,000,000
Fortis Bank SA/NV (Yankee)
0.56%, 8/10/11	100,000,000		100,000,000
Natixis (Yankee)
0.43% - 0.45%, 4/11/11 - 5/11/11	275,000,000		275,000,000
Royal Bank of Canada
0.33%, 4/1/11	250,000,000	a	250,000,000
Royal Bank of Scotland PLC (Yankee)
0.47%, 7/11/11	250,000,000		250,000,000
Skandinaviska Enskilda Banken (Yankee)
0.35%, 4/11/11	50,000,000	b	50,000,000
Westpac Banking Corp.
0.33%, 5/16/11	250,000,000	a,b	250,000,000
Total Negotiable Bank Certificates of Deposit
(cost $2,315,000,000)			2,315,000,000
Commercial Paper--11.7%
ASB Bank Ltd.
0.41%, 4/14/11	100,000,000	b	99,985,375
Commonwealth Bank of Australia
0.26%, 6/15/11	135,000,000	b	134,926,875
General Electric Capital Services Inc.
0.30%, 9/6/11	100,000,000		99,868,333
Nationwide Building Society
0.49%, 8/26/11 - 8/30/11	185,000,000	b	184,625,218
NRW Bank
0.34%, 4/8/11	200,000,000	b	199,986,778
Total Commercial Paper
(cost $719,392,579)			719,392,579
Asset-Backed Commercial Paper--11.0%
Argento Variable Funding Ltd.
0.46%, 9/6/11	200,000,000	b	199,596,222
Gemini Securitization Corp., LLC
0.15%, 4/1/11	200,000,000	b	200,000,000
Govco
0.27%, 6/20/11	28,000,000	b	27,983,200
Solitaire Funding Ltd.
0.30%, 4/6/11	250,000,000	b	249,989,583

Total Asset-Backed Commercial Paper
(cost $677,569,005)				677,569,005
Corporate Note--4.1%
Credit Suisse
0.59%, 4/19/11
(cost $250,000,000)		250,000,000	[a]	250,000,000
Time Deposits--21.0%
Commerzbank (Grand Cayman)
0.13%, 4/1/11		250,000,000		250,000,000
Dexia Credit Locale (Grand Cayman)
0.13%, 4/1/11		275,000,000		275,000,000
DnB NOR Bank ASA (Grand Cayman)
0.11%, 4/1/11		275,000,000		275,000,000
JPMorgan Chase Bank, N.A. (Nassau)
0.01%, 4/1/11		250,000,000		250,000,000
Northern Trust Co. (Grand Cayman)
0.05%, 4/1/11		250,000,000		250,000,000
Total Time Deposits
(cost $1,300,000,000)				1,300,000,000
U.S. Government Agencies--4.9%
Federal Farm Credit Bank
0.30%, 11/23/11		100,000,000	a	99,954,167
Federal Home Loan Bank
0.31%, 3/31/11		100,000,000	a	99,954,164
Federal Home Loan Mortgage Corp.
0.35%, 3/31/11		100,000,000	a,c	99,946,204
Total U.S. Government Agencies
(cost $299,854,535)				299,854,535
Repurchase Agreements--9.8%
Barclays Capital, Inc.
0.07%, dated 3/31/11, due 4/1/11 in the amount of
$351,000,683 (fully collateralized by	$358,242,200
U.S. Treasury Bills, due 9/1/11, value $358,020,090)		351,000,000		351,000,000
TD Securities (USA) LLC
0.13%, dated 3/31/11, due 4/1/11 in the amount of
$250,000,903 (fully collateralized by	$190,794,000
U.S. Treasury Inflation Protected Securities,
2.38%-3.63%, due 1/15/27-4/15/28 value $255,000,083)		250,000,000		250,000,000
Total Repurchase Agreements
(cost $601,000,000)				601,000,000
Total Investments (cost $6,162,816,119)		100.0%		6,162,816,119
Cash and Receivables (Net)		.0%		617,957
Net Assets		100.0%		6,163,434,076

a Variable rate security--interest rate subject to periodic change.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, these securities amounted to $1,597,093,251 or 25.9% of net assets.
c The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National Mortgage
Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

At March 31, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of March 31, 2011 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	6,162,816,119
Level 3 - Significant Unobservable Inputs	-
Total	6,162,816,119

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange

Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Institutional Reserves Treasury Fund
March 31, 2011 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Treasury Bills--16.4%	of Purchase (%)	Amount ($)	Value ($)
5/26/11	0.20	200,000,000	199,938,889
8/18/11	0.15	50,000,000	49,972,007
Total U.S. Treasury Bills
(cost $249,910,896)			249,910,896

U.S. Treasury Notes--26.6%
5/2/11	0.26	130,000,000	130,068,015
8/1/11	0.28	25,000,000	25,059,570
9/30/11	0.19	250,000,000	251,005,838
Total U.S. Treasury Notes
(cost $406,133,423)			406,133,423

Repurchase Agreements--56.9%
Barclays Capital, Inc.
dated 3/31/11, due 4/1/11 in the amount of
$64,000,124 (fully collateralized by $65,178,400 U.S.
Treasury Notes, 2.25%, due 3/31/16, value $65,280,078)	0.07	64,000,000	64,000,000
BNP Paribas
dated 3/31/11, due 4/1/11 in the amount of
$215,000,478 (fully collateralized by $211,857,100
U.S. Treasury Notes, 0.88%-4.25%, due
4/30/11-8/15/13, value $219,300,028)	0.08	215,000,000	215,000,000
Citibank, NA
dated 3/31/11, due 4/1/11 in the amount of
$200,000,722 (fully collateralized by $204,214,800
U.S. Treasury Notes, 0.63%, due 1/31/13, value
$204,000,098)	0.13	200,000,000	200,000,000
Deutsche Bank Securities Inc.
dated 3/31/11, due 4/1/11 in the amount of
$195,000,433 (fully collateralized by $189,725,900
U.S. Treasury Bills, due 9/8/11, value $189,596,887
and $9,586,500 U.S. Treasury Notes, 1.25%, due
10/31/15, value $9,303,162)	0.08	195,000,000	195,000,000
Merrill Lynch & Co. Inc.
dated 3/31/11, due 4/1/11 in the amount of
$195,000,325 (fully collateralized by $198,934,500
U.S. Treasury Bills, due 6/16/11, value $198,900,084)	0.06	195,000,000	195,000,000
Total Repurchase Agreements
(cost $869,000,000)			869,000,000
Total Investments (cost $1,525,044,319)		99.9%	1,525,044,319
Cash and Receivables (Net)		.1%	2,280,165
Net Assets		100.0%	1,527,324,484

At March 31, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of March 31, 2011 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	1,525,044,319
Level 3 - Significant Unobservable Inputs	-
Total	1,525,044,319

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange

Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Institutional Reserves Treasury Prime Fund
March 31, 2011 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Treasury Bills--84.9%	of Purchase (%)	Amount ($)	Value ($)
4/7/11	0.10	218,000,000	217,996,228
4/15/11	0.12	10,000,000	9,999,553
4/21/11	0.07	29,000,000	28,998,939
5/12/11	0.13	66,000,000	65,990,319
5/26/11	0.13	50,000,000	49,990,070
6/2/11	0.14	50,000,000	49,988,375
6/16/11	0.14	40,000,000	39,988,600
6/23/11	0.16	78,000,000	77,972,143
6/30/11	0.10	175,000,000	174,957,500
7/28/11	0.19	30,000,000	29,981,808
8/11/11	0.18	5,000,000	4,996,700
Total U.S. Treasury Bills
(cost $750,860,235)			750,860,235

U.S. Treasury Notes--15.0%
5/2/11	0.16	56,000,000	56,033,269
6/30/11	0.16	77,000,000	77,184,796
Total U.S. Treasury Notes
(cost $133,218,065)			133,218,065
Total Investments (cost $884,078,300)		99.9%	884,078,300
Cash and Receivables (Net)		.1%	1,168,878
Net Assets		100.0%	885,247,178

At March 31, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of March 31, 2011 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	884,078,300
Level 3 - Significant Unobservable Inputs	-
Total	884,078,300

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange

Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Reserves Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	May 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	May 24, 2011

By: /s/ James Windels
James Windels Treasurer
Date:	May 24, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)